Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 2,546	$ 2,791	$ 2,645
Net Gains (Losses) Included in Net Income	(1,403)	(829)	(232)
Purchases	34	20	8
Sales	3	5	(27)
Issuances	1,030	559	397
End of Period Balance	2,210	2,546	2,791
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(1,403)	(829)	(232)
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9
Principal Payments	(1)
Transfers into Level 3		9
End of Period Balance	8	9
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	810	80	107
Net Gains (Losses) Included in Net Income	2,922	769	21
Purchases	247	142	13
Sales	(3)	(9)	(41)
Settlements	(1,650)	(172)	(20)
End of Period Balance	2,326	810	80
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	1,649	782	$ 34
Asset-Backed Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	8
Principal Payments	(1)
Transfers into Level 3		8
End of Period Balance	7	8
Asset-Backed Securities [Member] | Available-for-Sale Securities [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1
Transfers into Level 3		1
End of Period Balance	$ 1	$ 1